Other current receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other current receivables [Abstract]
Other current receivables
	For the Years Ended December 31,
in CHF thousands	2017	2016
Other receivables	691	182
Swiss VAT	112	320
Withholding tax	115	15
Total	918	517